Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 3,078,337	$ 3,139,296	$ 3,227,432
Cost of sales	2,743,040	2,698,031	2,770,431
Selling, general and administrative	275,895	301,465	315,749
Depreciation	53,736	51,533	51,172
Amortization	9,418	9,394	9,844
Equity in losses of investees	33,433	6,314	2,925
Reserve for (recovery of) grower receivables, net	(664)	32,967	2,148
Restructuring and relocation costs	35,429	5,852	0
Gain on deconsolidation of European smoothie business	0	0	(32,497)
Goodwill and trademark impairment	181,884	0	0
Operating income (loss)	(253,834)	33,740	107,660
Interest income	3,131	4,204	5,532
Interest expense	(45,299)	(51,586)	(57,058)
Other income (expense), net	(1,793)	(11,722)	2,889
Income (loss) from continuing operations before income taxes	(297,795)	(25,364)	59,023
Income tax (expense) benefit	(105,239)	82,200	1,600
Income (loss) from continuing operations	(403,034)	56,836	60,623
Loss from discontinued operations, net of income taxes	(1,983)	0	(3,268)
Net income (loss)	$ (405,017)	$ 56,836	$ 57,355
Continuing operations (in usd per share)	$ (8.75)	$ 1.25	$ 1.34
Discontinued operations (in usd per share)	$ (0.04)	$ 0.00	$ (0.07)
Earnings (loss) per common share - basic (in usd per share)	$ (8.79)	$ 1.25	$ 1.27
Continuing operations (in usd per share)	$ (8.75)	$ 1.23	$ 1.32
Discontinued operations (in usd per share)	$ (0.04)	$ 0.00	$ (0.07)
Earnings (loss) per common share - diluted (in usd per share)	$ (8.79)	$ 1.23	$ 1.25